Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 119,135	$ 71,770
Accounts receivable, net of allowance for doubtful accounts of $4,160 and $12,564, respectively	341,984	168,199
Inventory, net of obsolescence reserve of $2,453 and $888, respectively	28,389	28,685
Prepaid expenses	18,357	17,771
Income tax receivable	24,124	57,606
Current deferred tax assets	2,499	8,158
Other current assets	1,384	111
Current assets of discontinued operations	16,700	17,626
Total current assets	552,572	369,926
Property, plant and equipment, net	950,932	935,860
Intangible assets, net of accumulated amortization of $21,293 and $15,476, respectively	9,209	13,243
Deferred financing costs, net of accumulated amortization of $9,316 and $6,266, respectively	9,694	12,744
Goodwill	247,675	240,965
Restricted cash	17,000	0
Other long-term assets	5,259	7,037
Long-term assets of discontinued operations	8,897	9,079
Total assets	1,801,238	1,588,854
Current liabilities:
Current maturities of long-term debt	0	228
Accounts payable	74,502	31,062
Accrued liabilities	42,993	37,728
Accrued payroll and payroll burdens	26,284	13,936
Accrued interest	2,446	3,206
Notes payable	0	1,069
Current liabilities of discontinued operations	2,841	4,493
Total current liabilities	149,066	91,722
Long-term debt	650,000	650,002
Deferred income taxes	190,389	148,094
Other long-term liabilities	5,916	0
Long-term liabilities of discontinued operations	33	146
Total liabilities	995,404	889,964
Commitments and contingencies
Stockholders' equity:
Common stock, $0.01 par value per share, 200,000,000 shares authorized, 76,443,926 (2009-75,278,406) issued	764	752
Preferred stock, $0.01 par value per share, 5,000,000 shares authorized, no shares issued and outstanding
Additional paid-in capital	657,993	636,904
Retained earnings	126,165	42,007
Treasury stock, 167,643 (2009-54,313) shares at cost	(1,765)	(334)
Accumulated other comprehensive income	22,677	19,561
Total stockholders' equity	805,834	698,890
Total liabilities and stockholders' equity	$ 1,801,238	$ 1,588,854